Acquisitions - Schedule of Pro Forma Information (Details) (FaceBank Group, Inc Pre-Merger) (10-K) - FaceBank Group, Inc Pre-Merger [Member] - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Evolution AI Corporation and Pulse Evolution Corporation [Member]
Operating Revenues			$ 294
Net (Loss) Income			$ (15,142)
Proforma EPS - basic	[1]		$ (0.78)
Proforma EPS - dilutive	[1]		$ (0.78)
Nexway AG [Member]
Operating Revenues		$ 25,289	$ 14,928
Net (Loss) Income		$ (9,763)	$ (123,797)
Proforma EPS - basic and diluted		$ (2.18)	$ (5.55)

[1]	assumes Series X Preferred stock is converted into common stock